Stockholders' Equity (Deficit) - Schedule of Restricted Common Stock Award Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Fair Value
Stock-based compensation expense	$ 8,424,803	$ 1,171,287
Unrecognized stock-based compensation	$ 14,742,022
Period during unrecognized stock-based compensation is expected to recognized (in years)	2 years 5 months 4 days
Restricted Stock
Number of Shares
Beginning Balance (in shares)	2,810,659
Granted (in shares)	2,848,936
Vested (in shares)	(2,802,246)
Forfeited/ cancelled (in shares)	151,926
Ending Balance (in shares)	2,705,423	2,810,659
Weighted Average Fair Value
Beginning Balance (in dollars per share)	$ 0.1
Granted (in dollars per share)	2.29
Vested (in dollars per share)	1.59
Forfeited/ cancelled (in dollars per share)	0.14
Ending Balance (in dollars per share)	$ 0.76	$ 0.1